IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 9 Financial Instruments & IFRS 15 Revenue from Contracts with Customers - Impact of Adoption [abstract]
Schedule Of Adjustments To Balance Sheets

The following table shows the effect of the adoption of IFRS 15 on the Company’s balance sheets at January 1, 2017:

	IAS18 carrying amount	Note	Remeasure- ments	Reclass- ifications	IFRS 15 carrying amount
Assets
Current assets
Cash and cash equivalents	$10,338		$-	-	$10,338
Restricted cash	405		-	-	405
Trade and other receivables	9,802	5(c)	-	(4,658)	5,144
Contract assets	–	5(a)(c)	914	4,658	5,572
Inventories	17,208	5(a)	-	(78)	17,130
Prepaid expenses	918	5(b)	280	-	1,198
	38,671		1,194	(78)	39,787
Non-current assets
Restricted cash	535		-	-	535
Investment in joint ventures	1,750		-	-	1,750
Property, plant and equipment	4,095		-	-	4,095
Intangible assets	203		-	-	203
Goodwill	4,019		-	-	4,019
	10,602		-	-	10,602
Total assets	$49,273		$1,194	(78)	$50,389
Liabilities
Current liabilities
Operating borrowings	$2,111		$-	-	$2,111
Trade and other payables	7,235		-	-	7,235
Contract liabilities	–	5(c)	-	10,268	10,268
Financial liabilities	3,939		-	-	3,939
Provisions	1,221	5(a)	902	(78)	2,045
Deferred funding	–	5(c)	-	508	508
Deferred revenue	10,788	5(c)	-	(10,788)	–
	25,294		902	(90)	26,106
Non-current liabilities
Other liabilities	9,262		-	-	9,262
Contract liabilities	–	5(c)	-	3,494	3,494
Provisions	841		-	-	841
Deferred funding	–	5(c)	-	12	12
Deferred revenue	3,494	5(c)	-	(3,494)	–
	13,597		-	12	13,609
Total liabilities	38,891		902	(78)	39,715
Share capital	365,923				365,923
Contributed surplus	19,255		-	-	19,255
Accumulated other comprehensive loss	(3,623)		-	-	(3,623)
Deficit	(371,173)	5(a)(b)	292	-	(370,881)
Total equity	10,382		292	-	10,674
Total equity and liabilities	$49,273		$1,194	(78)	$50,389

The following adjustments were made to the amounts recognized in the consolidated balance sheets at December 31, 2017:

	IAS 18				IFRS 15
	carrying amount	Note	Remeasure- ments	Reclass- ifications	carrying amount
Assets
Current assets
Cash and cash equivalents	$21,511		$-	-	$21,511
Restricted cash	435		-	-	435
Trade and other receivables	14,292	5(c)	-	(5,556)	8,736
Contract assets	–	5(a)(c)	1,022	5,556	6,578
Inventories	15,164	5(a)	-	(116)	15,048
Prepaid expenses	978	5(b)	396	-	1,374
	52,380		1,418	(116)	53,682
Non-current assets
Restricted cash	468		-	-	468
Non-current receivables	645	5(c)	-	(645)	–
Contract assets	–	5(c)	-	645	645
Investment in joint ventures	2,797		-	-	2,797
Property, plant and equipment	3,874		-	-	3,874
Intangible assets	180		-	-	180
Goodwill	4,569		-	-	4,569
	12,533		-	-	12,533
Total assets	$64,913		$1,418	(116)	$66,215
Liabilities
Current liabilities
Operating borrowings	$1,200		$-	-	$1,200
Trade and other payables	9,736	5(a)	-	-	9,736
Contract liabilities	–	5(c)	-	11,821	11,821
Financial liabilities	4,913		-	-	4,913
Provisions	1,174	5(a)	741	(171)	1,744
Deferred funding	–	5(c)	-	880	880
Deferred revenue	12,734	5(c)	-	(12,734)	–
	29,757		741	(204)	30,294
Non-current liabilities
Other liabilities	8,516		-	-	8,516
Contract liabilities	–	5(c)	-	2,223	2,223
Provisions	921	5(a)	-	55	976
Deferred funding	–	5(c)	-	33	33
Deferred revenue	2,223	5(c)	-	(2,223)	–
	11,660		-	88	11,748
Total liabilities	41,417		741	(116)	42,042
Share capital	387,746				387,746
Contributed surplus	19,885		-	-	19,885
Accumulated other comprehensive loss	(1,822)	5(a)	11	-	(1,811)
Deficit	(382,313)	5(a)(b)	666	-	(381,647)
Total equity	23,496		677	-	24,173
Total equity and liabilities	$64,913		$1,418	(116)	$66,215

Schedule Of Adjustments To Statement Of Operations And Comprehensive Loss

	For the year ended December 31, 2017
	Based on IAS 18	Note	IFRS 15 Remeasurements	Based on IFRS 15
Revenues	$48,052	5(a)	$63	$48,115
Cost of sales	36,632	5(a)	(195)	36,437
Gross profit	11,420		258	11,678

Operating expenses
Selling, general and administrative expenses	13,742	5(b)	(116)	13,626
Research and product development expenses	6,376		–	6,376
	20,118		(116)	20,002
				–
Loss from operations	(8,698)		374	(8,324)

Loss from joint ventures	(334)		–	(334)

Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost	(1,812)		–	(1,812)
Foreign currency gains, net(1)	635		–	635
Other finance losses, net	(931)		–	(931)
Finance loss, net	(2,108)		–	(2,108)

Loss before income taxes	(11,140)		374	(10,766)
Income tax expense	–		–	–
Net loss for the year	(11,140)		374	(10,766)

Items that will not be reclassified subsequently to net loss:
Re-measurements of actuarial liability	98		–	98
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations	1,703	5(a)	11	1,714
Comprehensive loss for the year	$(9,339)		$385	$(8,954)

Net loss per share - basic and diluted	$(0.80)		$0.03	$(0.77)